Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Unaudited Quarterly Financial Data

2015	Q1	Q2	Q3	Q4
Net sales	$2,174.1	$2,291.5	$2,184.5	$2,519.5
Gross profit	423.3	460.0	440.1	520.7
Income before taxes	64.5	194.5	151.8	264.9
Net income	35.7	136.8	99.1	185.9
Net income attributable to controlling interest	35.7	136.7	98.9	185.5
Earnings per share
– basic	$0.40	$1.55	$1.12	$2.11
– diluted	$0.40	$1.55	$1.12	$2.10
Dividends paid	$0.54	$0.56	$0.56	$0.56

2014	Q1	Q2	Q3	Q4
Net sales	$2,295.8	$2,383.0	$2,208.0	$2,353.7
Gross profit	445.3	464.2	426.4	467.9
Income before taxes	184.3	122.9	156.5	203.3
Net income	131.1	83.2	106.7	148.0
Net income attributable to controlling interest	130.3	82.8	106.5	148.2
Earnings per share
– basic	$1.39	$0.89	$1.16	$1.65
– diluted	$1.38	$0.89	$1.16	$1.65
Dividends paid	$0.52	$0.52	$0.54	$0.54